CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2011	2012
Cash and savings accounts	$57,366	$61,217
Time deposits	6,631	1,514

	$63,997	$62,731

We maintain cash and cash equivalents in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2011	2012
Taiwan	$45,098	$59,195
Hong Kong	4,467	2,809
PRC	6,759	626
Malaysia	100	100
Korea	6,260	—
Singapore	1,105	—
Thailand	113	—
Others	95	1

	$63,997	$62,731